NOTE 4 - PROPERTY AND EQUIPMENT: Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Furniture & fixtures	$ 20,000	$ 20,000
Equipment	80,000	80,000
Property, Plant and Equipment, Gross	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
PROPERTY AND EQUIPMENT, NET	$ 0	$ 0